Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Components in Accumulated Other Comprehensive Income

The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized loss on cash flow hedges	Unrealized loss on marketable securities	Defined benefit pension and postretirement plans	Total

Balance at January 1, 2015	$(346)	$(84)	$112	$1,429	$1,111
Other comprehensive loss	(208)	(1,063)	(5)	-	(1,276)
Amounts reclassified to net income	-	869	(6)	(148)	715

Net other comprehensive loss	(208)	(194)	(11)	(148)	(561)

Balance at December 31, 2015	$(554)	$(278)	$101	$1,281	$550